Share-Based Compensation - Summary of Non-vested Shares and RSUs Movement (Detail) - shares	12 Months Ended
	Apr. 30, 2023	Apr. 30, 2022
Non-vested RSUs of the Company outstanding
Disclosure Of NonVested Shares And RSUs [Line Items]
Balance	17,540	0
Company granted shares		17,540
Vested	(5,847)	0
Balance	11,693	17,540
Class A ordinary shares of the Company
Disclosure Of NonVested Shares And RSUs [Line Items]
Balance	38,710	38,710
Company granted shares		0
Vested	0	0
Balance	38,710	38,710
Ordinary shares of PolicyPal
Disclosure Of NonVested Shares And RSUs [Line Items]
Balance	0	0
Company granted shares		5,827
Vested	0	(5,827)
Balance	0	0